Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2017	Feb. 29, 2016
Stock - based compensation			$ 280,000
Salaries [Member]
Stock - based compensation	$ 48,333	$ 0	48,333	0
Consulting Fees [Member]
Stock - based compensation	$ 231,667	$ 0	$ 231,667	$ 0